Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets consist of the following:

	2022	2021
Restricted cash	$43,562	$36,232
Pension and OPEB plan assets (note 10(a))	26,482	23,630
Long-term deposits and cash collateral	22,537	14,713
Income taxes recoverable	7,100	7,649
Deferred financing costs (a)	28,586	30,544
Other (b)	21,596	10,913
	$149,863	$123,681
Less: current portion	(22,564)	(16,153)
	$127,299	$107,528
(a)Deferred financing costs
Deferred financing costs represent costs of arranging the Company’s revolving credit facilities and intercompany loans as well as the portion of transactions costs related to the Green Equity Units (note 9(c)) that will be recorded against the common shares when issued.

(b)Other
Other includes various deferred charges that are expected to be transferred to utility plant upon reaching certain milestones as well as prepaid long-term service contracts.